UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22458

Persimmon Growth Partners Investor Fund

 (Exact name of registrant as specified in charter)

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

 (Address of principal executive offices) (Zip code)

Gregory S. Horn

Persimmon Capital Management, L.P.

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 502-6840

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant invests substantially all of its assets in Persimmon Growth Partners Fund, L.P. (the "Partnership"). The percentage of the Partnership's net assets owned by the registrant at June 30, 2012 was 94.66%. The registrant has included the Partnership's schedule of investments as of June 30, 2012, below. The Partnership's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2012.

PERSIMMON GROWTH PARTNERS FUND, L.P.

Schedule of Investments

June 30, 2012

					First
Investment Funds by Strategy	First			% of	Available
(all domiciled in the United States,	Investment			Net	Redemption	Redemption
except as noted)*	Date	Cost	Fair Value	Assets	Date ***	Provisions****

Event Driven:
Pershing Square, L.P.	4/1/2005	$706,678	$2,164,563	6.76%	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)**
(1,150.00 shares)	5/1/2005	1,448,720	2,301,478	7.19	N/A	Quarterly

Total Event Driven		2,155,398	4,466,041	13.95

Long/Short Equity:
Bluefin Investors L.P. (Cayman Islands)**	9/1/2009	2,000,000	2,324,045	7.25	N/A	Quarterly
Brenner West Capital Qualified Partners, LP**	5/1/2011	2,500,000	2,682,377	8.38	N/A	Quarterly
Cadian Fund, L.P.	3/1/2010	2,000,000	2,658,346	8.30	N/A	Approx. 75% Quarterly,
						25%/quarter; Approx.
						25% Semi-annually
Greenheart Capital Fund, L.P.**	7/1/2011	2,500,000	2,092,971	6.54	N/A	Quarterly
Horseman European Select Fund L.P.	2/1/2008	2,070,673	2,402,805	7.51	N/A	Monthly
JAT Capital Domestic Fund, L.P.**	10/1/2010	2,000,000	1,845,278	5.77	N/A	Quarterly
Libra Fund, L.P.	11/1/2005	892,551	1,868,013	5.84	N/A	Annually
Newbrook Capital Partners, LP	1/1/2012	2,000,000	2,118,739	6.62	N/A	Quarterly, soft lock-up
						until 12/31/2012
North Run Qualified Partners, L.P.**	1/1/2010	569,110	624,144	1.95	N/A	Quarterly, 25%/quarter
Passport Global Strategies III, Ltd.
(15.1271 shares) (British Virgin Islands)**	4/1/2009	15,424	4,764	0.02	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,507,995	2,225,950	6.95	N/A	Quarterly
Sonterra Capital Partners Fund, L.P.**	1/1/2011	2,400,000	2,058,021	6.43	N/A	Monthly
Southpoint Qualified Fund, L.P.**	11/1/2009	2,250,000	2,565,109	8.00	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,627,212	8.21	N/A	Quarterly

Total Long/Short Equity		24,705,753	28,097,774	87.77

Special Situations:
Harbinger Capital Partners Special
Situations Fund, L.P.	6/1/2008	1,344,884	259,248	0.81	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations
Fund, L.P. - Designated Side Pocket	1/1/2009	121,527	38,014	0.12	N/A	As liquidity permits

Total Special Situations		1,466,411	297,262	0.93

Total Investments in Investment Funds		$28,327,562	$32,861,077	102.65%

Common Stock

United States:
Technology
Myriant (6,947.0 shares)		$29,673	$7,219	0.02%

Total United States		29,673	7,219	0.02

Total Investments in Common Stock		$29,673	$7,219	0.02%

*	Non-income producing investments. The registrant's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.
**	The registrant's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
***	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of June 30, 2012.
****	Available frequency of redemptions after initial lock-up period.

Fair Value Measurements and Investment Transactions

The accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a fair value hierarchy and specify that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.

Level 2 – inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Partnership.

Level 3 – inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 3 assets and liabilities require greater judgment than Level 1 or Level 2 assets and liabilities.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity. Specifically, if the Partnership had the ability at the statement of assets and liabilities date to redeem within three months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input. However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption for a period of time (a “gate”), or a “lock-in period” upon initial subscription, within which period the Partnership may not redeem without incurring a penalty. In the case of the imposition of a gate, if a “lock-in period” in excess of three months is remaining at the statement of assets and liabilities date, or if the Partnership may not redeem its holding in the Investment Fund within three months or less, the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Investments in Investment Funds:
Event Driven	$-	$2,301,478	$2,164,563	$4,466,041
Long/Short Equity	-	21,001,542	7,096,232	28,097,774
Special Situations	-	-	297,262	297,262

Investments in securities:
Common stock	-	-	7,219	7,219

	$-	$23,303,020	$9,565,276	$32,868,296

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2012 to June 30, 2012, for the investments classified within Level 2.

	Investments in Investment Funds
	Event	Long/Short
	Driven	Equity	Total

Balance as of April 1, 2012	$2,946,694	$20,627,538	$23,574,232
Transfers into Level 2*	-	1,067,398	1,067,398
Net realized loss on investments in Investment Funds	199,573	36,452	236,025
Net change in unrealized appreciation on investments	(306,170)	(316,430)	(622,600)
Purchases	-	-	-
Redemptions	(538,619)	(413,416)	(952,035)

Balance as of June 30, 2012	$2,301,478	$21,001,542	$23,303,020

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2012.

The following table includes a roll-forward of the amounts for the period from April 1, 2012 to June 30, 2012, for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in
	Investment Funds			Securities
	Event	Long/Short	Special	Common
	Driven	Equity	Situations	Stock	Total

Balance as of April 1, 2012	$2,313,714	$8,540,954	$245,547	$7,219	$11,107,434
Transfers out of Level 3*	-	(1,067,398)	-	-	(1,067,398)
Net realized gain on investments in Investment Funds	-	-	(112,399)	-	(112,399)
Net change in unrealized appreciation on investments	(149,151)	(377,324)	194,904	-	(331,571)
Purchases	-	-	5,892	-	5,892
Redemptions	-	-	(36,682)	-	(36,682)

Balance as of June 30, 2012	$2,164,563	$7,096,232	$297,262	$7,219	$9,565,276

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2012.

The net change in unrealized appreciation for the period from April 1, 2012 to June 30, 2012, for Level 3 investments held by the Partnership as of June 30, 2012, was a decrease of $331,571 as shown in the table below:

Net Change in
Unrealized
Appreciation

Event Driven	$(149,151)
Long/Short Equity	(377,324)
Special Situations	194,904

$(331,571)

Federal Tax Cost

At June 30, 2012, gross unrealized appreciation arnd depreciation of investment in Persimmon Growth Partners Fund, L.P. by the registrant based on cost for federal tax purposes was as follows:

Cost of investments	$31,237,117

Gross unrealized appreciation	$-
Gross unrealized depreciation	(936,767)

Net unrealized depreciation on investments	$(936,767)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Investor Fund

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, President (Principal Executive Officer)

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, President (Principal Executive Officer)

Date: August 29, 2012

By (Signature and Title):	/s/ Gregory S. Horn
Gregory S. Horn, Principal Financial Officer

Date: August 29, 2012